Average Annual Total Returns - Nuveen Georgia Municipal Bond Fund	Sep. 30, 2020
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%	[1]
5 Years	3.50%	[1]
10 Years	4.41%	[1]
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	6.21%	[2]
5 Years	2.68%	[2]
10 Years	3.55%	[2]
Since Inception	3.47%	[2]
Class A
Average Annual Return:
1 Year	3.16%
5 Years	2.00%
10 Years	3.54%
Since Inception
Inception Date	Mar. 27, 2086
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	3.16%
5 Years	2.00%
10 Years	3.54%
Since Inception
Inception Date	Mar. 27, 2086
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.88%
5 Years	2.23%
10 Years	3.53%
Since Inception
Inception Date	Mar. 27, 2086
Class C2
Average Annual Return:
1 Year	7.13%
5 Years	2.32%
10 Years	3.41%
Since Inception
Inception Date	Jan. 04, 2094
Class I
Average Annual Return:
1 Year	7.90%
5 Years	3.09%
10 Years	4.20%
Since Inception
Inception Date	Feb. 14, 2097
Class C
Average Annual Return:
1 Year	6.87%
5 Years	2.06%
10 Years
Since Inception	2.65%
Inception Date	Feb. 10, 2014
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	4.12%	[1]

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.